VanEck Vectors J.P. Morgan EM Local Currency Bond ETF
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF

* Prior to May 1, 2016, the Fund’s name was Market Vectors J.P. Morgan EM Local Currency Bond ETF.

INVESTMENT OBJECTIVE VanEck Vectorsä J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the J.P. Morgan GBI-EMG Core Index (the “Emerging Markets Index”).
FUND FEES AND EXPENSES
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF VanEck Vectors J.P. Morgan EM Local Currency Bond ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF VanEck Vectors J.P. Morgan EM Local Currency Bond ETF
Management Fee	0.35%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.51%	[1]
Fee Waivers and Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.47%	[1]
[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.47% of the Fund's average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.

The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF VanEck Vectors J.P. Morgan EM Local Currency Bond ETF USD ($)
1	$ 48
3	160
5	281
10	$ 637

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Emerging Markets Index is comprised of bonds issued by emerging market governments and denominated in the local currency of the issuer. As of June 30, 2016, the Emerging Markets Index included 193 bonds of 15 sovereign issuers. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Emerging Markets Index. Because of the practical difficulties and expense of purchasing all of the securities in the Emerging Markets Index, the Fund does not purchase all of the securities in the Emerging Markets Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Emerging Markets Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Emerging Markets Index.

The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Emerging Markets Index concentrates in an industry or group of industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Risk of Investing in Emerging Market Issuers. The countries in which the Fund will generally invest are considered to be emerging markets. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, liquidity issues and limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." Junk bonds are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. Junk bonds are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for securities that are junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities. The illiquidity of the market also could make it difficult for the Fund to sell certain securities in connection with a rebalancing of the Emerging Markets Index. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value (“NAV”).

Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely on securities. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

Interest Rate Risk. Bonds are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most bonds go down. When the general level of interest rates goes down, the prices of most bonds go up. The historically low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions. The Fund may face a heightened level of interest rate risk, since the U.S. Federal Reserve Board recently ended its quantitative easing program and has begun to raise rates. In addition, bonds with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than bonds with shorter durations.

Sovereign Bond Risk. Investments in sovereign bonds involves special risks not present in corporate bonds. The governmental authority that controls the repayment of the bonds may be unable or unwilling to make interest payments and/or repay the principal on its bonds or to otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s NAV, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Foreign Currency Risk. Because the Fund’s assets generally will be invested in debt denominated in foreign currencies, the income received by the Fund from these investments will generally be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the emerging market country’s debt levels and trade deficit, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system could lead to sudden and large adjustments in the currency, which in turn, can have a negative effect on the Fund and its investments.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, especially if the Fund’s portfolio is concentrated in a country, group of countries, region, market, industry, group of industries, sector or asset class. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in bonds, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Emerging Markets Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Emerging Markets Index. Conversely, a positive development relating to an issuer of securities in the Emerging Markets Index that is not held by the Fund could cause the Fund to underperform the Emerging Markets Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Index Tracking Risk. The Fund’s return may not match the return of the Emerging Markets Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Emerging Markets Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Emerging Markets Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). The Fund also bears the costs and risks associated with buying and selling securities while such costs are not factored into the return of the Emerging Markets Index, and transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions or pay expenses. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Emerging Markets Index as would be the case if the Fund purchased all of the securities in the Emerging Markets Index in the proportions in which they are represented in the Emerging Markets Index. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Emerging Markets Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Emerging Markets Index is not based on fair value prices), the Fund’s ability to track the Emerging Markets Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Emerging Markets Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Emerging Markets Index.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Emerging Markets Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Risk of Cash Transactions. Unlike other exchange-traded funds (“ETFs”), the Fund expects to effect its creations and redemptions partially for cash, rather than in-kind securities. Therefore, it may be required to sell portfolio securities, which involves transaction costs. In addition, the Fund may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, Shares may trade like closed-end funds at a discount to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened because APs may be required to post collateral, which only certain APs may be able to do. To the extent that APs exit the business or are unable to process creations or redemptions or similar activities, there may be a significantly diminished trading market for Shares.

No Guarantee of Active Trading Market. While Shares are listed on NYSE Arca, Inc. (“NYSE Arca”), there can be no assurance that active trading markets for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material decline in the Fund’s NAV.

Trading Issues. Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca’s “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Fund Shares Trading, Premium/Discount Risk and Liquidity Risk of Fund Shares. The market prices of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The securities held by the Fund may be traded in markets that close at a different time than NYSE Arca. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE Arca is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on NYSE Arca and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Emerging Markets Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund’s investments are concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector or sectors or industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

PERFORMANCE

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Annual Total Returns (%)—Calendar Years

The year-to-date total return as of June 30, 2016 was 13.63%.

Best Quarter:	8.68%	1Q ’12
Worst Quarter:	-10.19%	3Q ’15

Average Annual Total Returns for the Periods Ended December 31, 2015

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Past One Year	Past Five Years	Since Inception	Inception Date
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	(14.64%)	(3.69%)	(2.21%)	Jul. 22, 2010
After Taxes on Distributions | VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	(14.76%)	(5.01%)	(3.53%)
After Taxes on Distributions and Sale of Fund Shares | VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	(8.27%)	(3.10%)	(2.00%)
J.P. Morgan GBI-EMG Core Index (reflects no deduction for fees, expenses or taxes)	(14.27%)	(3.01%)	(1.41%)
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.55%	3.25%	3.07%